INCOME TAXES (Details) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
INCOME TAXES
Tax benefit at U.S. statutory rate	$ (7,222)	$ (3,511)
Change in valuation allowance	$ 7,222	$ 3,511